CONVERTIBLE PROMISSORY DEBENTURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

	March 31, 2022	December 31, 2021

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022	$457,380	$457,380
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022	60,500	60,500
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares.	182,936	182,936
March 23, 2022 ($220,000) – 0% interest per annum outstanding principal and interest due October 23, 2023	220,000	-

Total convertible notes payable	920,816	700,816
Original issue discount	(57,092)	(53,614)
Debt discount	(158,804)	-

Total convertible notes payable	$704,920	$647,202

Convertible notes payable consisted of the following:

	December 30, 2021	December 31, 2020

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022	$457,380	$385,000
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022	60,500	50,000
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares.	182,936	181,500

Total convertible notes payable	700,816	616,500
Original issue discount	(53,614)	(19,667)
Debt discount	-	(78,165)

Total convertible notes payable	$647,202	$518,668

SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES	Principal payments on convertible promissory debentures are due as follows:
Year ending December 31,
2022	$700,816
2023	220,000
$920,816